UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    1346049 Ontario Limited
Address: 22 St. Clair Avenue East, 18th Floor
         Toronto, Ontario, Canada  M4T 2S3

13F File Number:  028-11017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randall Abramson
Title:     President
Phone:     416-956-9330

Signature, Place, and Date of Signing:

      /s/  Randall Abramson     Toronto, Ontario, Canada     April 21, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $235,040 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-11562                      Trapeze Asset Management Inc.
02   28-12071                      Trapeze Capital Corp

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURAY INC                    COM              004397105      439    56200          DEFINED 02                  0    56200        0
BANK MONTREAL QUE              COM              063671101      728    16262          DEFINED 01  02              0    16262        0
BANKATLANTIC BANCORP           CL A             065908501      282    72000          DEFINED 01                  0    72000        0
BROOKFIELD PPTYS CORP          COM              112900105      244    12650          DEFINED 01                  0    12650        0
CANADIAN NAT RES LTD           COM              136385101      533     7789          DEFINED 01  02              0     7789        0
CANADIAN SUPERIOR ENERGY INC   COM              136644101    30896 10068078          DEFINED 01  02              0 10068078        0
CANO PETE INC                  COM              137801106    29063  6210067          DEFINED 01  02              0  6210067        0
CDN IMPERIAL BK OF COMMERCE    COM              136069101      560     8700          DEFINED 01  02              0     8700        0
CHILDRENS PL RETAIL STORES I   COM              168905107    14579   593600          DEFINED 01  02              0   593600        0
CISCO SYS INC                  COM              17275R102      364    15100          DEFINED 02                  0    15100        0
COMPUCREDIT CORP               COM              20478N100    39633  4498661          DEFINED 01  02              0  4498661        0
DELL INC                       COM              24702R101      423    21200          DEFINED 02                  0    21200        0
DSW INC                        CL A             23334L102    18581  1434800          DEFINED 01  02              0  1434800        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604      869    19983          DEFINED 01                  0    19983        0
FEI CO                         COM              30241L109      413    18900          DEFINED 02                  0    18900        0
GENERAL ELECTRIC CO            COM              369604103      322     8700          DEFINED 01                  0     8700        0
GERON CORP                     COM              374163103      105    21500          DEFINED 01                  0    21500        0
GOLDCORP INC NEW               COM              380956409     1795    46200          DEFINED 01                  0    46200        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     1906     5875          DEFINED 02                  0     5875        0
KINGSWAY FINL SVCS INC         COM              496904103     1742   147275          DEFINED 01  02              0   147275        0
LIBERTY MEDIA CORP             DEB 3.750% 2/1   530715AL5       56   113000          DEFINED 01  02              0   113000        0
LORUS THERAPEUTICS INC NEW     COM              544192107      113   726813          DEFINED 01  02              0   726813        0
NORTHERN DYNASTY MINERALS LT   COM NEW          66510M204      770    84067          DEFINED 02                  0    84067        0
OFFICE DEPOT INC               COM              676220106    32469  2938402          DEFINED 01  02              0  2938402        0
PENGROWTH ENERGY TR            TR UNIT NEW      706902509      615    32100          DEFINED 01                  0    32100        0
PETRO-CDA                      COM              71644E102      229     5245          DEFINED 01                  0     5245        0
RUBY TUESDAY INC               COM              781182100    11332  1510962          DEFINED 01  02              0  1510962        0
STORM CAT ENERGY CORP          COM              862168101     9997 13682876          DEFINED 01  02              0 13682876        0
STREETTRACKS GOLD TR           GOLD SHS         863307104      902    10025          DEFINED 02                  0    10025        0
SUNCOR ENERGY INC              COM              867229106      585     6055          DEFINED 01  02              0     6055        0
TEXAS INSTRS INC               COM              882508104      226     8000          DEFINED 01                  0     8000        0
TIM HORTONS INC                COM              88706M103     1132    33245          DEFINED 01                  0    33245        0
TORONTO DOMINION BK ONT        COM NEW          891160509     1168    19000          DEFINED 01                  0    19000        0
TRANSALTA CORP                 COM              89346D107      246     7900          DEFINED 01                  0     7900        0
UNITED TECHNOLOGIES CORP       COM              913017109    14855   215850          DEFINED 01  02              0   215850        0
VALERO ENERGY CORP NEW         COM              91913Y100      491    10000          DEFINED 01                  0    10000        0
WALGREEN CO                    COM              931422109    15989   419780          DEFINED 01  02              0   419780        0
WELLPOINT INC                  COM              94973V107      388     8800          DEFINED 01                  0     8800        0